36. Financial instruments and risk management (Details 5) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	R$ 2,252,479
USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,062,574
Income (loss) from swap	304,887
EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,062,574
Income (loss) from swap	304,887
Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,062,574
Income (loss) from swap	304,887
CDI sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,062,574
Income (loss) from swap	304,887
Probable Scenario [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,062,574
Income (loss) from swap	304,887
Probable Scenario [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,062,574
Income (loss) from swap	304,887
Probable Scenario [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,062,574
Income (loss) from swap	304,887
Probable Scenario [member] | CDI sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,062,574
Income (loss) from swap	304,887
Possible Scenario [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,816,847
Accumulated variation in debt	449,386
Fair value of the long position of swap	2,816,847
Fair value of the short position of swap	2,062,574
Income (loss) from swap	754,273
Accumulated variation in swap	449,386
Final result
Possible Scenario [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,509,940
Accumulated variation in debt	142,479
Fair value of the long position of swap	2,509,940
Fair value of the short position of swap	2,062,574
Income (loss) from swap	447,366
Accumulated variation in swap	142,479
Final result
Possible Scenario [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,368,026
Accumulated variation in debt	565
Fair value of the long position of swap	2,368,026
Fair value of the short position of swap	2,062,574
Income (loss) from swap	305,452
Accumulated variation in swap	565
Final result
Possible Scenario [member] | CDI sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Accumulated variation in debt
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,049,955
Income (loss) from swap	317,506
Accumulated variation in swap	12,619
Final result	12,619
Remote Scenario [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	326,623
Accumulated variation in debt	898,772
Fair value of the long position of swap	3,266,233
Fair value of the short position of swap	2,062,574
Income (loss) from swap	1,203,659
Accumulated variation in swap	898,772
Final result
Remote Scenario [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,652,419
Accumulated variation in debt	284,958
Fair value of the long position of swap	2,652,419
Fair value of the short position of swap	2,062,574
Income (loss) from swap	589,845
Accumulated variation in swap	284,958
Final result
Remote Scenario [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,368,591
Accumulated variation in debt	1,130
Fair value of the long position of swap	2,368,591
Fair value of the short position of swap	2,062,574
Income (loss) from swap	306,017
Accumulated variation in swap	1,130
Final result
Remote Scenario [member] | CDI sensitivity scenario [member]
Financial instruments and risk management [line items]
Fair value (Cisco and KFW)	2,367,461
Accumulated variation in debt
Fair value of the long position of swap	2,367,461
Fair value of the short position of swap	2,037,686
Income (loss) from swap	329,775
Accumulated variation in swap	24,888
Final result	R$ 24,888